Supplementary Information to the Statements of Comprehensive Income (Details) - Schedule of financial income and expense - Financial income and expense [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Financial expenses:
Exchange differences, net				₪ 4,373
Lease holding finance expense	715	230	479	666
Revaluation of warrants			14,467	11,400
Finance expenses in respect of loans from others	10,117	3,253	643	14,083
Finance expenses in respect of Government grants				169
Bank commissions and other financial expenses	33	11	43	156
Financial expense	₪ 10,865	$ 3,494	₪ 15,632	₪ 30,847